Receivables and Other Assets - Amortization (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Receivables and Other Assets [Abstract]
Amortization expense related to deferred leasing costs	$ 1,092	$ 942	$ 2,144	$ 1,928
Interest expense related to deferred financing costs	$ 332	$ 338	$ 663	$ 665